Deferred Tax - United Kingdom (Details) - UK - GBP (£)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	£ 57,658,000	£ 42,358,000
Short term temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	40,788,000	31,372,676
Losses and other deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	202,495,000	167,305,000
Fixed asset temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	£ 11,985,000	£ 29,247,000